As filed with the Securities and Exchange Commission on March 19, 2019

Securities Act File No. 33-80966

Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 52	☒
and REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒

The Commerce Funds

(Exact Name of Registrant as Specified in Charter)

922 Walnut Street, Fourth Floor

Mail Code=TB4-1

Kansas City, Missouri 64106

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-995-6365

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: none

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 52 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, State of Missouri, on the 19th day of March, 2019.

THE COMMERCE FUNDS
Registrant

/s/ William R. Schuetter
William R. Schuetter
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ William R. Schuetter William R. Schuetter	President (Principal Executive Officer)	March 19, 2019

/s/ Peter W. Fortner Peter W. Fortner	Chief Accounting Officer	March 19, 2019

*David L. Bodde David L. Bodde	Lead Independent Trustee	March 19, 2019

*Scott D. Monette Scott D. Monette	Trustee	March 19, 2019

*Charles W. Peffer Charles W. Peffer	Trustee	March 19, 2019

*Erika Z. Schenk Erika Z. Schenk	Trustee	March 19, 2019

*James M. Snowden, Jr. James M. Snowden, Jr.	Trustee	March 19, 2019

*V. Raymond Stranghoener V. Raymond Stranghoener	Trustee, Chairman	March 19, 2019

*By: /s/ Diana E. McCarthy
Diana E. McCarthy
Attorney-in-Fact

THE COMMERCE FUNDS

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase